Financial Statements - Statements of cash flows - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Consolidated statements of cash flows
Cash And Cash Equivalents Statements Of Cash Flows at the beginning		€ 54,138	€ 45,549
Cash And Cash Equivalents Statements Of Cash Flows		40,295	36,238
Statement Of Cash Flows Changes Abstract
CASH FLOW FROM OPERATING ACTIVITIES		(13,908)	(5,537)
Profit		2,916	3,063
Adjustments to obtain the cash flow from operating activities		4,225	3,235
Depreciation and amortization		790	606
Other adjustments - Cash Flows		3,435	2,629
Net increase/decrease in operating assets		(38,106)	(18,862)
Financial assests held for trading		(14,707)	1,291
Other financial assets designated at fair value through profit or loss		(337)	(350)
Adjustments For Decrease Increase In Financial Assets At Fair Value Through Other Comprehensive Income		(7,114)	(6,409)
Adjustments For Decrease Increase In Loans And Receivables		(17,860)	(12,207)
Other operating assets		1,665	(1,229)
Net increase/Decrease in operating liabilities		17,297	8,037
Financial Liabilities Held For Trading		10,206	2,529
Other financial liabilities designated at fair value through profit or loss		1,838	754
Financial liabilities at amortized cost	[1]	5,613	4,939
Other operating liabilities		1,253	(214)
Collection/Payments for income Tax		(241)	(1,010)
CASH FLOWS FROM INVESTING ACTIVITIES		(598)	(86)
Investments - INVESTING ACTIVITIES		(1,030)	(783)
Investments - Tangible assets		(672)	(244)
Investments - Intangible assets		(358)	(407)
Investments - Investments in joint ventures and associatess, subsidiaries and other Business units		0	(112)
Investments - Subsidiaries and other business units		0	(20)
Investments - Non current assets held for sale and associated liabilities		0	0
Investments - Other settlements related to investing activities		0	0
Disinvestments - INVESTING ACTIVITIES		432	697
Disinvestments - Tangible assets		0	305
Disinvestments - Intangible assets		0	0
Disinvestments - Investments in joint ventures and associatess, subsidiaries and other Business units		358	79
Disinvestments - Subsidiaries and other business units		0	85
Disinvestments - Non current assets held for sale and associated liabilities		0	33
Disinvestments - Other collections related to investing activities		74	195
CASH FLOWS FROM FINANCING ACTIVITIES		(2,257)	(1,701)
Investments - FINANCING ACTIVITIES		(4,812)	(3,315)
Dividends		(1,272)	(1,240)
Subordinated liabilities (Investments)		(2,613)	(813)
Treasury stock amortization		0	0
Treasury stock aquisition		(591)	(887)
Other items relating to financing activities (Investments)		(336)	(375)
Disinvestments - FINANCING ACTIVITIES		2,555	1,614
Subordinated liabilities (Disinvestments)		1,749	833
Treasury stock increase		0	0
Treasury stock disposal		806	781
Other items relating to financing activities (Disinvestments)		0	0
EFFECT OF EXCHANGE RATE CHANGES		2,920	(1,991)
NET INCREASE/DECEASE IN CASH OR CASH EQUIVALENTS		(13,843)	(9,312)
Cash on hand at the end		5,544	5,545
Cash balances at central banks at the end		34,750	30,693
Other financial assets at the end		0	0
Bank Overdrafts Classified As Cash Equivalents at the end		0	0
Cash And Cash Equivalents Statements Of Cash Flows at the end		€ 40,295	€ 36,238

[1]	(*) Includes €58 million in June 2019 corresponding to interest expense on leases (see Note 21.6).